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Nuveen Unit Trusts, Series 130                                       Rule 497(d)
                                                              File No. 333-69590


Supplement dated January 23, 2002 to the Prospectus dated October 10, 2001


                        Nuveen Unit Trusts, Series 130
              Nuveen Preferred Securities Portfolio, October 2001

Notwithstanding anything to the contrary in the Prospectus, investors who purchase Units of the Trust in the primary or secondary market may not use a Letter of Intent to receive reduced sales charges on aggregated purchases made over a 13-month period.